Trade Receivables - Summary of Trade Receivables and Revenue (Detail) - Trade receivables [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
No. of customers	2	3
% of trade receivables	21.00%	18.00%